Property and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2023	4,242	4,298	—	8,542
Acquisitions	101	250	—	352
Disposals	(516)	(92)	—	(608)
Depreciation	(860)	(1,089)	—	(1,948)
Transfers	(10)	10	—	—
December 31, 2023	2,958	3,377	—	6,322

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2024	2,958	3,377	—	6,322
Of which right of use assets	1,675	1,374	—	3,049
Acquisitions	21	370	—	392
Of which right of use assets	—	37	—	37
Disposals	—	(19)	—	(19)
Of which right of use assets	—	(18)	—	(18)
Depreciation	(549)	(1,027)	—	(1,576)
Of which right of use assets	(420)	(272)	—	(693)
Transfers	(159)	159	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	14	1	—	15
Of which right of use assets	14	—	—	14
December 31, 2024	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,390

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total
January 1, 2025	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,390
Acquisitions	286	358	—	644
Of which right of use assets	285	218	—	503
Disposals	0	-23	—	-23
Of which right of use assets	—	(12)	—	(12)
Depreciation	-587	-797	—	-1,384
Of which right of use assets	(459)	(225)	—	(684)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	-13	—	—	-13
Of which right of use assets	(13)	—	—	(13)
December 31, 2025	1,971	2,385	—	4,356
Of which right of use assets	1,083	1,101	—	2,183
During the fiscal year, the company replaced part of its computer equipment. Other investments during the year were in laboratory equipment.